Related parties (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Freeport Minerals Corporation [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		$ (10,441)	$ (8,860)
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		(3,086)	(3,192)
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		(561)	(521)
Freeport Cobalt OY [Member]
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		0	(2,301)
Sociedad Minera Cerro Verde S.A.A. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		453,070	413,351
Balances payable to related parties [Abstract]
Amounts payable, related party transactions		(14,088)	(14,874)
Accounts payable - Related parties		10,074	8,860
Accounts payable to related parties		4,014	6,014
Sociedad Minera Cerro Verde S.A.A. [Member] | Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		121,995	67,050
Sociedad Minera Cerro Verde S.A.A. [Member] | Accounts Receivables Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		294,998	365,594
Sociedad Minera Cerro Verde S.A.A. [Member] | Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[1]	401,211	409,688
Sociedad Minera Cerro Verde S.A.A. [Member] | Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[2]	10,760	12,918
Sociedad Minera Cerro Verde S.A.A. [Member] | Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[3]	5,022	10,038
Sociedad Minera Cerro Verde S.A.A. [Member] | Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[4]	$ 36,077
Balances payable to related parties [Abstract]
Amounts payable, related party transactions	[4]		$ (19,293)

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contracts are reviewed annually.
[2]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production through December 31, 2021. Terms of the contracts are reviewed annually.
[3]	The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight) through December 31, 2020.
[4]	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (See Note 2(d) and 22).